35	13	$779.9M	13.4M	4,913	$3.4B
Projects	Cities Across California	Invested or Allocated	Hours of Union Construction Work	Units of Housing (44% affordable)	Total Economic Impact
City/ Project Names	Total Units	Affordable Units	Investment/ Allocation	TDC
Alameda	119	119	$5,967,100	$6,563,810
Water Edge	119	119	$5,967,100	$6,563,810
Carmichael	126	126	$4,748,800	$5,223,680
Carmichael Convalescent Hospital	126	126	$4,748,800	$5,223,680
Cloverdale	54	54	$1,543,461	$1,697,807
Cloverdale (Kings Valley)	54	10	$1,543,461	$1,697,807
Freedom	106	106	$32,164,100	$37,322,662
Pajaro Vista Apartments	106	106	$32,164,100	$37,322,662
Los Angeles	157	58	$11,457,624	$72,537,934
Destination Crenshaw	-	-	$8,000,000	$48,557,521
Kilgore Manor	52	10	$1,257,700	$1,383,470
Main Street Housing / Umoja	30	30	$1,016,160	$6,496,943
Rio Vista Village	75	18	$1,183,764	$16,100,000
Menlo Park	138	27	$12,195,000	$13,414,500
Glenwood Inn	138	27	$12,195,000	$13,414,500
National City	94	94	$27,241,874	$85,488,798
Union Tower	94	94	$27,241,874	$85,488,798
Sacramento	350	350	$22,320,000	$24,552,000
Cottage Park Place	175	175	$11,160,000	$12,276,000
Gramercy Court	175	175	$11,160,000	$12,276,000
Salinas	200	200	$16,820,900	$43,348,674
Gabilan Plaza Phase I & II Apartments	200	200	$16,820,900	$43,348,674
San Diego	145	29	$11,664,300	$12,830,730
Woodcrest	145	29	$11,664,300	$12,830,730
San Francisco	2,310	690	$554,238,546	$949,482,385
101 Polk (The Civic)	162	19	$58,084,400	$82,847,679
333 Harrison Apartments	326	49	$70,001,400	$105,000,000
Alemany Plaza (Ocean View Terrace)	400	80	$60,000,000	$96,332,885
Arc Light Apartments	94	19	$32,462,900	$47,948,451
Bernal Gateway	55	55	$5,406,536	$14,300,000
ElevenEleven Residences - A	201	-	$58,996,496	$84,392,112
ElevenEleven Residences - B	102	102	$124,999,900	$135,805,323
Heritage Homes	148	33	$8,831,062	$29,430,729
Jazzie Collins Apartments (53 Colton)	96	96	$19,058,892	$52,515,971
One Embarcadero South	233	46	$42,000,000	$46,666,667
Potrero Launch Apartments	196	39	$2,585,000	$80,400,000
Putnam-Tompkins/Market Heights	46	46	$2,340,000	$2,574,000
San Cristina	58	58	$17,472,000	$49,334,105
Ventana Residences	193	48	$52,000,000	$121,934,463
San Jose	974	326	$74,598,200	$117,438,153
Almaden Lake Village	250	50	$22,250,000	$24,722,222
Casa del Pueblo Apartments	165	165	$24,982,000	$62,613,111
Country Club Villa	313	62	$17,403,200	$19,143,520
Rincon de los Esteros	246	49	$9,963,000	$10,959,300
San Leandro	140	28	$4,845,700	$5,330,270
Cherry Blossom Inn I	70	14	$4,463,700	$4,910,070
Cherry Blossom Inn II	70	14	$382,000	$420,200
Grand Total	4,913	2,163	$779,865,645	$1,375,241,401

The projects listed above may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced on this graphic may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this graphic; and (iii) this graphic is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.

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